Annual Total Returns[BarChart] - SA AB Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.28%)	16.59%	37.43%	14.17%	11.25%	2.81%	31.99%	2.33%	34.87%	35.62%